MATERIAL ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
Disclosure For Significant Accounting Policies [Abstract]
Basis of presentation [Policy Text Block]
A.	Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements and related notes should be read in conjunction with the Company’s annual audited financial statements and related notes (the “Annual Financial Statements”), which have been prepared in accordance with IFRS Accounting Standards (“IFRS Accounting Standards”) as issued by the International Accounting Standards Board (“IASB”) as included in the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2025, which was filed with the SEC on March 30, 2026. The unaudited interim condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the SEC related to interim financial statements. The interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34 “Interim Financial Reporting”. The financial information contained herein is unaudited, however, management believes all adjustments have been made that are considered necessary to present fairly the results of the Company’s financial position and operating results for the interim periods. All such adjustments are of a normal recurring nature.

The results for the period of six months ended June 30, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026 or for any other interim period or for any future period.

Use of estimates in the preparation of financial statements [Policy Text Block]
B.	Use of estimates in the preparation of financial statements

The preparation of Company’s interim condensed consolidated financial statements in conformity with IFRS Accounting Standards requires management to make accounting estimates and assessments that involve use of judgment and that affect the amounts of assets and liabilities presented in the financial statements, the disclosure of contingent assets and liabilities at the dates of the financial statements, the amounts of revenue and expenses during the reporting periods and the accounting policies adopted by the Company. Actual results could differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis for reasonableness and relevancy. Where revisions are required, they are recognized in the period in which the estimate is revised as well as future periods that are affected.

New standards adopted at January 1, 2026 [Policy Text Block]
C.	New standards adopted at January 1, 2026

Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7

In May 2024, the IASB issued Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments (the “Amendments”) which include (i) clarification that financial liability is derecognized on the ‘settlement date’ and introduction of an accounting policy choice (if specific conditions are met) to derecognize financial liabilities settled using an electronic payment system before the settlement date, (ii) additional guidance on how the contractual cash flows for financial assets with environmental, social and corporate governance (“ESG”) and similar features should be assessed, (iii) classification on what constitute ‘non-recourse features’ and what are the characteristics of contractually linked instruments, and (iv) introduction of disclosures for financial instruments with contingent features and additional disclosure requirements for equity instruments classified at fair value through other comprehensive income (“OCI”). The Amendments became effective to annual reporting periods beginning on or after January 1, 2026. The adoption of the Amendments did not have significant effect on the financial statements.

A summary of new reporting standards not yet effective and which are relevant to the Company’s activities [Policy Text Block]
D.	A summary of new reporting standards not yet effective and which are relevant to the Company’s activities

IFRS 18, Presentation and Disclosure in Financial Statements

On April 9, 2024 the IASB published IFRS 18, which replaces IAS 1 ‘Presentation of Financial Statements’ with the objective to improve how information is communicated in an entity’s financial statements, particularly in the statement of profit or loss and in its notes to the financial statements.

The main changes that will apply to the financial statements with the implementation of IFRS 18, in relation to the presentation and disclosure instructions that apply today include the following:

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IFRS 18 changes the structure of the profit or loss report and includes three new defined categories: operating, investment and financing and adds two new interim summaries: operating profit and profit before financing and income taxes.

◾	IFRS 18 includes guidelines for providing disclosure on performance indicators defined by management (management-defined performance measures).

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IFRS 18 provides guidelines regarding the aggregation and disaggregation of the information in the financial statements in relation to the question of whether information should be included in the main reports or in explanations and disclosures regarding items defined as “other”.

◾	IFRS 18 includes amendments to other standards, including limited amendments to International Accounting Standard 7, Statement of Cash Flows.

IFRS 18 will become effective, in a retrospective manner, for annual reporting periods beginning on or after January 1, 2027.

The Company is examining the possible impact of the new standard on the financial statements, but at this stage it is unable to assess such an impact. The effect of the new standard, however it may be, will only affect matters of presentation and disclosure.